Financing Receivables (Details 6) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated, but not impaired		$ 5,571		$ 3,972
Not individually evaluated		2,526		73
Total evaluated collectively for loan losses	$ 8,895	8,097		4,045
Financing Receivable, Individually Evaluated for Impairment	108	0
Financing Receivable, Collectively Evaluated for Impairment		2,526		73
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		5,571		3,972
Loans Receivable, Net, Total	8,895	8,097	$ 6,162	$ 4,045	$ 3,604
Financing Receivable, Allowance for Credit Losses	44	22
Performing Financial Instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated, but not impaired	15	15
Not individually evaluated	2,417	2,526
Financing Receivable, Individually Evaluated for Impairment	5,748	5,571
Financing Receivable, Collectively Evaluated for Impairment	2,417	2,526
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	15	15
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	7	7
Nonperforming Financial Instruments [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated, but not impaired	1	0
Not individually evaluated	108	0
Financing Receivable, Individually Evaluated for Impairment	622	0
Financing Receivable, Collectively Evaluated for Impairment	108	0
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	1	0
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	$ 21	$ 0